Consolidated Balance Sheets (Parenthetical) - $ / shares	Oct. 31, 2024	Jun. 08, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 13, 2021
Preferred stock, par value		$ 0.001125	$ 0.018	$ 0.018	$ 0.0001
Preferred stock, shares authorized		5,000,000	312,500	312,500	50,000,000
Preferred stock, shares issued			0	0
Preferred stock, shares outstanding			0	0
Common stock, par value		$ 0.001125	$ 0.001125		$ 0.0001
Common stock, shares authorized		883,000,000	883,000,000		450,000,000
Common stock, shares issued					450,000,000
Reverse stock split	16 for 1	(ii) a reverse split of the Company’s outstanding ordinary shares at a ratio of 1-for-11.25 shares, and (iii) a reverse split of the Company’s authorized and unissued preferred shares at a ratio of 1-for-11.25 shares.
Common Class A [Member]
Common stock, par value			$ 0.018	$ 0.018
Common stock, shares authorized			543,875,000	543,875,000
Common stock, shares issued			29,092,535	4,492,812
Common stock, shares outstanding			29,092,535	4,492,812
Common Class B [Member]
Common stock, par value			$ 0.018	$ 0.018
Common stock, shares authorized			8,000,000	8,000,000
Common stock, shares issued			800,000	0
Common stock, shares outstanding			800,000	0